Income Taxes - Significant Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net accumulated losses-carry forward	¥ 30,177	¥ 55,346
Depreciation and amortization	118	76
Allowance for doubtful accounts	251	93
Accrued expenses	2,729	2,245
Less: valuation allowance	(33,211)	(57,623)	¥ (66,966)	¥ (46,755)
Net deferred tax assets	64	137
Deferred tax liabilities
Gain on equity method investee	530	575
Net deferred tax liabilities	¥ 530	¥ 575